COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	May 29, 2020	Nov. 30, 2020	Nov. 30, 2021	May 31, 2021	Jun. 17, 2021	May 31, 2020
Loss Contingencies [Line Items]
Accounts receivable		$ 1,410,000
Factoring fees				$ 4,472,000
Trade accounts receivables			$ 73,800,000	233,896,000		$ 4,785,000
Factoring Agreement [Member]
Loss Contingencies [Line Items]
Trade accounts receivables				$ 31,750,000		$ 3,900,000
Agreement [Member]
Loss Contingencies [Line Items]
Line of credit					$ 2,000,000.0
Securities Purchase Agreement [Member] | U L H K Entities [Member]
Loss Contingencies [Line Items]
Business Acquisition, Description of Acquired Entity			the Company’s purchase from ULHK of (i) 65% of the capital stock of Unique Logistics International India (Private) Ltd.; (ii) 50% of the capital stock of ULI (North & East China) Company Limited; (iii) 50% of the capital stock of Unique Logistics International (Shanghai) Co. Ltd; (iv) 50% of the capital stock of ULI International Co. Ltd.; (v) 49.99% of TGF Unique Limited; (vi) 100% of the capital stock of Unique Logistics International (H.K.) Limited; (vii) 65% of the capital stock of Unique Logistics International (Vietnam) Co. Ltd.; (viii) 70% of the capital stock of ULI (South China) Limited; (ix) 100% of the capital stock of Unique Logistics International (South China) Ltd.; and (x) 100 of the capital stock of Shenzhen Unique Logistics Limited (collectively the “ULHK Entities”)
[custom:AcquistionInitialPurchasePrice]			$ 22,000,000
[custom:AcquistionPurchasePricePayableAtClosing]			21,000,000
[custom:AcquistionPurchasePricePayableInPromissoryNotes]			1,000,000
[custom:EarnOutPayment]			$ 2,500,000
[custom:AcquisitionPurchasePricePayableTermDescription]			The initial purchase price, subject to adjustment, to be paid for the ULHK Entities is $22,000,000 payable as follows (i) $210,000,000 payable at closing (ii) $1,000,000 in the form of a zero interest 24-month promissory note. Seller shall also be entitled to an additional $2,500,000 payable (the “Earn-Out Payment”) by March 31, 2023, in the event that ULHK Entities EBITDA exceeds $5,000,000 for the calendar year of 2022. Should ULHK Entities EBITDA be less than $5,000,000 but more than $4,500,000 for the 2022 calendar year, the Earn-Out Payment will be adjusted to $2,000,000. No Earn-Out will be paid if the EBITDA of the ULHK Entities is less than $4,500,000 for the 2022 calendar year.
[custom:EarnOutPaymentPayableDate]			Mar. 31, 2023
Maximum [Member] | Accounts Receivable [Member]
Loss Contingencies [Line Items]
Line of credit	$ 25,000,000
Minimum [Member] | Accounts Receivable [Member]
Loss Contingencies [Line Items]
Line of credit	$ 12,000,000
Corefund Capital, LLC [Member]
Loss Contingencies [Line Items]
Fees payable discriptions	The Facility provides Core with security interests in purchased accounts until the accounts have been repurchased by the Company or paid by the customer. The Facility includes fees payable to Core based on the number of days between the date on which an account was purchased by Core and the date on which the Company repurchased the account or the customer paid, as follows: (i) Less than or equal to 30 days, a 1.5% fee; (ii) more than 30 days but less than or equal to 40 days, a 1.75% fee; (iii) more than 40 days but less than or equal to 50 days, a 2.0% fee; (iv) more than 50 days but less than or equal to 60 days, a 2.25% fee; (v) more than 60 days but less than or equal to 90 days, a 2.50% fee; (vi) if more than 90 days, a 2.50% fee for each additional week or portion thereof.
Corefund Capital, LLC [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Accounts receivable	$ 12,000,000